UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07493)

THE HENNESSY FUNDS, INC.
(Exact name of registrant as specified in charter)

THE COURTYARD SQUARE,
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Address of principal executive offices) (Zip code)

NEIL J. HENNESSY
THE COURTYARD SQUARE,
7250 REDWOOD BLVD, SUITE 200
NOVATO, CA 94945
(Name and address of agent for service)

1-800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: June 30, 2006

Item 1. Proxy Voting Record.

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/25/2006	589331107	MRK

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat. Appt of ind reg pub a/c firm '06
3. Prop. Adopt 2007 incentive stock plan
4. Prop. Adopt 2006 non employee dir. Stock option pl.
5. Stockhldr prop concerning stk option awards
6. Stockhldr prop concerning non-dir. Shhldr votes
7. Stockhldr prop concerning animal welfare policy rpt

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Genl Electric	4/26/2006	369604103

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. rat of ind auditor
3. cumulative voting
4. curb over extended directors
5. One director from the ranks of retirees
6. Ind. Board chairman
7. Dir election maj vote standard
8. Report on global warming science

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/18/2006	172967101	CIT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Prop rat KPMG ind. Pub. a/cing firm 2006
3. Prop. Amend article 4.
4. Prop. Amend article 8
5. Prop to amend article 9
6. Stkhldr prop: req no future nu stk option
7. Stckholder prop: req. a report on political
contributions.
8. Stckhldr prop: req. a rep. Charitable contribtions
9. Stckhldr prop: req. adoption of polic re perf.
comp. Sr. executives.
10. Stckhldr prop: re reimbursemnt of expenses
11. Stckhldr prop: req. chairman have no
management duties, titles or respons.
12. Stckhldr prop: req. the recoup of mgmnt
bonues.

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
A T & T Inc.	4/28/2006	00206R102	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/Shareholder
2. App. Appt of ind auditors
3. App. 2006 incentive plan
4. App. Amend. Cert. Of inc.
5. Stkhld proposals: A, B, C, D, E, F

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm.	5/4/2006	92343V104	VZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat appt of ind reg a/c ing firm
3. Cumulative voting
4. Maj. Vote req. for election of directors
5. Comp of Board of Directors
6. Separate Charman and CEO
7 Directos on common Boards
8. Perf. Based equity comp.
9. Disclosure of political contributions

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Pfizer Inc.	4/27/2006	717081103	PFR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Prop to reat. Appt. KPMG as ind. Reg. Pub.
a/c ing firm 2006
3. Mgmnt prop to amend co. certificate of inc.
4. Shldr prop: relating to term limits for directors
5. Shrldr prop: req. repting ofn pharma price restraints
6. Sharhldr prop: re to cumulative voting
7. Shrhldr prop: req sep. of roles of Char and CEO
8. Shlrdr prop: req a report onf political contributions
9. Shlrdr prop: req report on manding corp. policy on
laboratory animal care and use.
10. Shrhldr prop: req justification for finacl contrib.
which advanc animal based testing methodlogies.

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Coca-Coal Co.	4/19/2006	191216100	KO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat appt. Ernst & Young os ind. Auditors
3. Apprvl of 1989 rest. Stk award plan
4. Shldr prop: re chariable contributions
5. Shldr prop: co. repor ton implementation of recycling
6. Shldr prop: re environmental impact of operation in
India
7. Shrldr prop: re an ind delegation of inquiry to
Columbia

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/26/2006	263534109	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/
2. Rat ind reg publ a/c firm
3. executive comp
4. genetically modified food
5. Performance based comp
6. On PFOA
7. Chemical facility security

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Altria Group	4/27/2006	02209S103	MO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat ind auditors
3. stkhldr prop: req ind board chairman
4. skhldr prop: req commitment to global human rights
5. stkhldr prop: addressing health hazards Afro Amer.
6. stkhldr prop: extend NY fire-safe products globally
7. stkhldr prop: req adoption of animal welfare
8. stkhldr prop: req sup for laws combating use of tobacco
9. stklhld prop facilitate med. Efforst to dissuade 2nd hand smoke

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/16/2006	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Appt ind reg pub a/cing firm
3. Stock options
4. Perf based rest. Stock
5. Separate Chairman
6. Sexual orientation
7. Special shldr meetings
8. Lobbying priorities report
9. Political contributions report
10 Poison Pill
11. cumulative voting
12. Bonus recourpment
13. overcommitted directors.

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Verizon Communications	5/4/2006	92343V104	VZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat appt of ind reg a/c firm
3. cumulative voting
4. Majority vote req for election of Directors
5. Compositon of BOD
6. Dirctors on Common Boards
7. Separate Chairman and CEO
8. Perf based equity Comp
9. Disclosure of political contributions

Name of Fund:	Hennessy Balanced
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/6/2006	3700442105	GM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat Deloitte Touche 2006
3. Stkhlr prop: prohibition on awarding, repricing, or
renewing stock options.
4. Stkhldr prop: publiccation of a report on Global
warming
5. Stkhlr prop: spearation of roles of chairman and CEO
6. Stkhlr prop: recouping unearned incentive bonuses
7. Stkhldr prop: cumulative voting
8. Stckhlr prop: majority voting for election of directors

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Merck & Co.	4/25/2006	589331107	MRK

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat. Appt of ind reg pub a/c firm '06
3. Prop. Adopt 2007 incentive stock plan
4. Prop. Adopt 2006 non employee dir. Stock option pl.
5. Stockhldr prop concerning stk option awards
6. Stockhldr prop concerning non-dir. Shhldr votes
7. Stockhldr prop concerning animal welfare policy rpt

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Genl Electric	4/26/2006	369604103

Vote: Not Voted	MRV: n/a	Proposal:	Proposed by Issuer/Shareholder:
		1. Directors	Issuer
2. rat of ind auditor
3. cumulative voting
4. curb over extended directors
5. One director from the ranks of retirees
6. Ind. Board chairman
7. Dir election maj vote standard
8. Report on global warming science

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Citigroup Inc.	4/18/2006	172967101	CIT

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Prop rat KPMG ind. Pub. a/cing firm 2006
3. Prop. Amend article 4.
4. Prop. Amend article 8
5. Prop to amend article 9
6. Stkhldr prop: req no future nu stk option
7. Stckholder prop: req. a report on political
contributions.
8. Stckhldr prop: req. a rep. Charitable contribtions
9. Stckhldr prop: req. adoption of polic re perf.
comp. Sr. executives.
10. Stckhldr prop: re reimbursemnt of expenses
11. Stckhldr prop: req. chairman have no
management duties, titles or respons.
12. Stckhldr prop: req. the recoup of mgmnt
bonues.

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
A T & T Inc.	4/28/2006	00206R102	T

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/Shareholder
2. App. Appt of ind auditors
3. App. 2006 incentive plan
4. App. Amend. Cert. Of inc.
5. Stkhld proposals: A, B, C, D, E, F

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Verizon Comm.	5/4/2006	92343V104	VZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat appt of ind reg a/c ing firm
3. Cumulative voting
4. Maj. Vote req. for election of directors
5. Comp of Board of Directors
6. Separate Charman and CEO
7 Directos on common Boards
8. Perf. Based equity comp.
9. Disclosure of political contributions

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Pfizer Inc.	4/27/2006	717081103	PFR

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Prop to reat. Appt. KPMG as ind. Reg. Pub.
a/c ing firm 2006
3. Mgmnt prop to amend co. certificate of inc.
4. Shldr prop: relating to term limits for directors
5. Shrldr prop: req. repting ofn pharma price restraints
6. Sharhldr prop: re to cumulative voting
7. Shrhldr prop: req sep. of roles of Char and CEO
8. Shlrdr prop: req a report onf political contributions
9. Shlrdr prop: req report on manding corp. policy on
laboratory animal care and use.
10. Shrhldr prop: req justification for finacl contrib.
which advanc animal based testing methodlogies.

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
The Coca-Coal Co.	4/19/2006	191216100	KO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat appt. Ernst & Young os ind. Auditors
3. Apprvl of 1989 rest. Stk award plan
4. Shldr prop: re chariable contributions
5. Shldr prop: co. repor ton implementation of recycling
6. Shldr prop: re environmental impact of operation in
India
7. Shrldr prop: re an ind delegation of inquiry to
Columbia

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
E.I. Du Pont	4/26/2006	263534109	DD

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/
2. Rat ind reg publ a/c firm
3. executive comp
4. genetically modified food
5. Performance based comp
6. On PFOA
7. Chemical facility security

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Altria Group	4/27/2006	02209S103	MO

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat ind auditors
3. stkhldr prop: req ind board chairman
4. skhldr prop: req commitment to global human rights
5. stkhldr prop: addressing health hazards Afro Amer.
6. stkhldr prop: extend NY fire-safe products globally
7. stkhldr prop: req adoption of animal welfare
8. stkhldr prop: req sup for laws combating use of tobacco
9. stklhld prop facilitate med. Efforst to dissuade 2nd hand smoke

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
JP Morgan Chase	5/16/2006	46625H100	JPM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Appt ind reg pub a/cing firm
3. Stock options
4. Perf based rest. Stock
5. Separate Chairman
6. Sexual orientation
7. Special shldr meetings
8. Lobbying priorities report
9. Political contributions report
10 Poison Pill
11. cumulative voting
12. Bonus recourpment
13. overcommitted directors.

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
Verizon Communications	5/4/2006	92343V104	VZ

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer
2. Rat appt of ind reg a/c firm
3. cumulative voting
4. Majority vote req for election of Directors
5. Compositon of BOD
6. Dirctors on Common Boards
7. Separate Chairman and CEO
8. Perf based equity Comp
9. Disclosure of political contributions

Name of Fund:	Hennessy Total Return
Period:	7/1/05 to 6/30/06

Company Name	Meeting Date	Cusip	Ticker
General Motors	6/6/2006	3700442105	GM

Vote: Not voted	MRV: n/a	Proposal:	Proposed by Issuer or shareholder: n/a
		1. Directors	Issuer/shareholder
2. Rat Deloitte Touche 2006
3. Stkhlr prop: prohibition on awarding, repricing, or
renewing stock options.
4. Stkhldr prop: publiccation of a report on Global
warming
5. Stkhlr prop: spearation of roles of chairman and CEO
6. Stkhlr prop: recouping unearned incentive bonuses
7. Stkhldr prop: cumulative voting
8. Stckhlr prop: majority voting for election of directors

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Funds, Inc.

By (Signature and Title)*  /s/ Neil J. Hennessy, President and Principal Executive Officer
    Neil J. Hennessy
    President and Principal Executive Officer

Date _____________________________
* Print the name and title of each signing officer under his or her signature.